Shareholders' Equity - Share options and restricted stock units (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) EquityInstruments Y tranche	Dec. 31, 2023 EUR (€) Y EquityInstruments	Dec. 31, 2022 Y EquityInstruments
Shareholders Equity
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments		52,319	353,116
Operating costs
Shareholders Equity
Compensation expenses	€ 2,544,000	€ 3,106,000
Research and development costs
Shareholders Equity
Compensation expenses	560,000	477,000
IFRS General and administrative costs
Shareholders Equity
Compensation expenses	€ 1,984,000	€ 2,629,000
Share options and restricted stock units | Four years vesting period with 25% vesting every year
Shareholders Equity
Vesting period	4 years
Annual vesting percentage	25.00%
Share options and restricted stock units | Four years vesting in thirteen tranches
Shareholders Equity
Vesting period	4 years
Number of tranches | tranche	13
Number of Remaining Tranches after First Anniversary of Grant Date | tranche	12
Quarterly vesting percentage after first tranche is vested	6.25%
Share options and restricted stock units | Two years vesting period with 25% vesting every six months
Shareholders Equity
Vesting period	2 years
Biannual vesting percentage	25.00%
Share options
Shareholders Equity
Term options	10 years
Period following grant date that options are assumed to be exercised	7 years
Risk-free interest rate	3.903%	3.96%	2.57%
Expected volatility	96.50%	105.60%	101.00%
Expected life in years | Y	5	5	5
Restricted stock units
Shareholders Equity
Weighted average fair value at measurement date, other equity instruments granted		€ 2.76
Number of other equity instruments granted in share-based payment arrangement | EquityInstruments	0